PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,098,882	$ 12,463,976	$ 12,554,583
Less total accumulated depreciation	(1,913,281)	(8,199,851)	(6,413,064)
Property and equipment, net	1,185,601	4,264,125	6,141,519
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years	7 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,632,427	10,698,094	11,090,513
Property and equipment, estimated economic life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	303,026	342,918	330,238
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years	7 years
Automobiles and Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	142,141	241,834	224,644
Automobiles and Trucks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years	3 years
Automobiles and Trucks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	415,281	415,281	415,281
Property and equipment, estimated economic life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	606,007	582,156	493,907
Property and equipment, estimated economic life	5 years	5 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 183,693